Submission	Mar. 18, 2026
Submission [Line Items]
Central Index Key	0001129987
Registrant Name	FORD CREDIT AUTO RECEIVABLES TWO LLC
Registration File Number	333-281130
Form Type	SF-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES